Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Profit (loss) before income taxes	R$ (390,938)	R$ 140,424	R$ 46,207
Adjustments to reconcile profit (loss) for the year to net cash flow:
Allowance for expected credit losses	36,769	27,393	11,094
Listing expense	319,554	0	0
Foreign exchange diferences	(10,955)	1,957	(12,759)
Accrued interest expenses	844,885	594,076	295,169
Interest arising from revenue contracts	(250,337)	(407,449)	(204,744)
Interest from tax benefit	(27,153)	0	0
Other finance loss, net	24,122	22,440	12,042
Amortization of intangibles	67,927	57,607	29,717
Amortization of right-of-use assets	56,236	51,203	17,997
Depreciation	16,408	9,697	5,717
Losses and damages of inventories	19,127	23,339	9,808
Gain on bargain purchase	0	(18,295)	0
Provisions for contingencies	5,879	(11,998)	(3,564)
Share-based payment expense	14,533	0	0
Others	(2,681)	(26,495)	(7,484)
Assets
Trade receivables	(608,550)	19,563	262,671
Inventories	49,745	(721,602)	5,745
Advances to suppliers	191,138	74,542	(201,351)
Derivative financial instruments	(32,732)	(7,677)	0
Taxes recoverable	(66,345)	(41,685)	(23,374)
Other receivables	77,567	(6,765)	4,493
Liabilities
Trade payables	(117,567)	273,611	(316,575)
Advances from customers	106,903	(207,440)	187,035
Derivative financial instruments	116,262	(24,328)	(14,250)
Salaries and social charges	36,091	91,540	46,363
Taxes payable	(3,360)	(39,463)	25,518
Other payables	(66,051)	(2,237)	25,051
Interest paid on acquisition of subsidiary	(4,875)	(14,907)	(2,797)
Interest received from revenue contracts	206,430	310,967	179,796
Income taxes paid	(76,775)	(76,546)	(85,682)
Net cash flows from (used in) operating activities	108,068	(259,471)	51,027
Investing activities:
Acquisition of subsidiary, net of cash acquired	(157,442)	(198,305)	(280,374)
Additions to property, plant and equipment and intangible assets	(65,376)	(47,697)	(34,940)
Proceeds from the sale of property, plant and equipment	2,084	1,309	4,242
Net cash flows used in investing activities	(220,734)	(244,693)	(311,072)
Financing activities:
Proceeds from borrowings	1,449,445	615,984	466,280
Repayment of borrowings	(1,456,017)	(299,613)	(472,909)
Payment of principal portion of lease liabilities	(60,570)	(45,814)	(7,957)
Proceeds from FIAGRO quota holders, net of transaction costs	150,018	0	0
Trade payables – Supplier finance	16,569	0	0
Dividend payments	(2,277)	(139,512)	0
Proceeds from SPAC merger, net	391,572	0	0
Acquisition of non-controlling interests	(100,887)	(34,351)	(79,493)
Capital contributions	60,880	202,425	655,085
Net cash flows provided by financing activities	448,733	299,119	561,006
Net increase (decrease) in cash equivalents	336,068	(205,045)	300,961
Net foreign exchange difference	(26,187)	0	0
Cash equivalents at beginning of year	254,413	459,458	158,497
Cash equivalents at end of year	564,294	254,413	459,458
Derivative financial instruments
Adjustments to reconcile profit (loss) for the year to net cash flow:
Financial instruments	(79,375)	26,323	4,883
Fair value on commodity forward contracts
Adjustments to reconcile profit (loss) for the year to net cash flow:
Financial instruments	98,674	(9,200)	(6,337)
Borrowings
Liabilities
Interest arising from revenue contracts	(95,739)	(7,401)	(30,424)
Trade Payables And Lease Liabilities
Liabilities
Interest arising from revenue contracts	R$ (346,749)	R$ (360,665)	R$ (208,938)